Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 684	$ 775
Other Comprehensive Income (Loss), Before Tax	249	(284)
Income Tax (Expense) Recovery	(20)	(6)
Ending balance	913	485
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	28	(10)
Other Comprehensive Income (Loss), Before Tax	77	28
Income Tax (Expense) Recovery	(20)	(6)
Ending balance	85	12
Reserve of gains and losses from investments in equity instruments [member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	27	27
Other Comprehensive Income (Loss), Before Tax	0	(1)
Income Tax (Expense) Recovery	0	0
Ending balance	27	26
Reserve of exchange differences on translation [member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	629	758
Other Comprehensive Income (Loss), Before Tax	172	(311)
Income Tax (Expense) Recovery	0	0
Ending balance	$ 801	$ 447